Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,034	$ 2,938
Allowance for credit losses	(1,876)	(308)
Total accounts receivable, net	3,158	2,630
Beginning balance	308	121
Addition	1,554	187
Foreign exchange translation	14
Ending balance	$ 1,876	$ 308